Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Statement of comprehensive income [abstract]
Net revenue	$ 946,401	[1]	$ 920,448	[2]
Cost of sales	687,753		680,117
Gross profit	258,648		240,331
Investment income	7,814		15,551
Share of loss of equity-accounted investees	(3,605)		(65,459)
General and administrative	182,162		187,243
Sales and marketing	14,565		12,004
Research and development	489		346
Depreciation and amortization	51,948		54,250
Share-based compensation	13,905		20,037
Restructuring costs	3,337		2,667
Asset impairment, net	2,618		17,317
Loss on disposition of assets	182		370
Operating loss	(6,349)		(103,811)
Other expenses, net	(9,425)		(1,798)
Loss before income tax	(15,774)		(105,609)
Income tax recovery	0		9,405
Net loss	(15,774)		(96,204)
Equity-accounted investees - share of other comprehensive (loss) income	(19,233)		31,489
Investments at fair value through other comprehensive income ("FVOCI") - change in fair value	5,358		1,864
Comprehensive loss	(29,649)		(62,851)
Net income (loss) attributable to:
Owners of the company	(15,774)		(94,796)
Non-controlling interest	(0)		(1,408)
Net loss	(15,774)		(96,204)
Comprehensive income (loss) attributable to:
Owners of the company	(29,649)		(61,443)
Non-controlling interest	(0)		(1,408)
Comprehensive loss	$ (29,649)		$ (62,851)
Net loss per common share attributable to owners of the company
Basic net loss per common share attributable to owners of the Company	$ (0.06)		$ (0.36)
Diluted net loss per common share attributable to owners of the Company	$ (0.06)		$ (0.36)

[1]	The Company has eliminated $68.1 million for the year ended December 31, 2025 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[2]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.